Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
State Street Clarion Global Infrastructure & MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Clarion Global Infrastructure & MLP Fund (the “Clarion Global Infrastructure & MLP Fund” or the “Fund”) is to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 54 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Clarion Global Infrastructure & MLP Portfolio (the “Clarion Global Infrastructure & MLP Portfolio” or the “Portfolio”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Clarion Global Infrastructure & MLP Portfolio, the Fund bears its ratable share of the transaction costs associated with the portfolio turnover for the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. During its fiscal year ended December 31, 2014, the performance predecessor to the Fund (the “predecessor fund”) had a portfolio turnover rate of 102%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in infrastructure companies located anywhere in the world, including infrastructure companies organized as master limited partnerships ("MLPs"). The Fund considers a company to be an "infrastructure company" if CBRE Clarion Securities LLC ("CBRE Clarion" or the "Sub-Adviser"), the sub-adviser to the Fund, determines that the company derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, or operation of infrastructure assets.

Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as regulated power generation assets, contracted wind or solar power generation assets, electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites). Energy assets may be owned and operated by energy infrastructure MLPs. The Fund may invest in MLPs whose assets are used in exploring, developing, producing, generating, transporting (including marine transportation), transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that operate terminals or provide energy-related equipment or services.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Clarion Global Infrastructure & MLP Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this "master-feeder" structure, the Fund's only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the "Fund" also generally describe the expected investment activities of the Portfolio.

The Sub-Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocations with bottom-up individual stock selection. The Sub-Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the desired degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Sub-Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Sub-Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. The Sub-Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, if it believes that region or sector weights should change to reflect a revised top-down view, or if more attractive alternatives exist.

While the Fund expects to invest primarily in common stocks (in addition to its MLP investments), the Fund may also invest in other equity securities including depositary receipts having characteristics similar to common stocks, preferred stocks, convertible securities, and rights or warrants to buy common stocks. The Fund may hold a portion of its assets in high quality debt instruments, and in cash and cash instruments. The Fund may invest in companies and MLPs of any market capitalization. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM")). The Fund generally does not hedge its foreign currency exposure, however from time to time it may use hedging transactions to seek to reduce its exposure to one or more foreign currencies.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by infrastructure companies and in MLP investments. The Fund will provide shareholders with at least 60 days' prior notice of any material change in this 80% investment policy. The Fund is a non-diversified investment company.

The Fund will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries, and will generally hold securities of issuers economically tied to at least three countries, which may include the United States.

		The Fund intends to limit its investments in MLPs and related entities to the extent necessary to qualify as a regulated investment company for tax purposes. Many MLPs and certain related entities are classified as "qualified publicly traded partnerships" ("QPTPs") for tax purposes. In general, a regulated investment company is not permitted to invest more than 25% of its total assets in QPTPs.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General risks associated with the Fund's and Portfolio's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
  Concentration Risk.    When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not done so. Any such investment focus may also limit the liquidity of the Fund. Investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund.
  Convertible Securities Risk.    Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.
  Currency Hedging Risk.    If the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund's hedging transactions will be effective.
  Currency Risk.    The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may be significantly volatile, and changes in the values of foreign currencies against the US dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
  Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments and illiquidity in debt securities markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. A rising interest rate environment would likely cause the value of a Fund's fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations.
  Depositary Receipts Risk.    Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.
  Emerging Markets Risk.    Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
  Energy Sector Risk.    Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can be significantly volatile, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. In addition, energy Master Limited Partnerships ("MLPs") may be subject to regulation by the Federal Energy Regulatory Commission ("FERC") with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the financial condition of that pipeline MLP and its ability to make cash distributions to its equity owners.
  Equity Investing Risk.    The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Geographic Focus Risk.    To the extent the Fund invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund's performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in those countries or that region, and may be more volatile than the performance of a more geographically-diversified portfolio.
  Infrastructure-Related Companies Risk.    Investment in infrastructure-related securities entails exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
  IPO Risk.    The Fund may at times have the opportunity to invest in securities offered in initial public offerings ("IPOs"). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can be significantly volatile and the Fund may lose money on an investment in such securities. IPO investments in which other the Adviser's or Sub-Adviser's clients invest may not be made available to the Fund.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or Sub-Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser or Sub-Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Liquidity Risk.    Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.
  Management Risk.    The Fund is an actively managed investment portfolio. The Adviser's or Sub-Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's or Sub-Adviser's investment techniques and decisions will produce the desired results.
  Market Risk.    The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Master/Feeder Structure Risk.    The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a "master fund"). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser or an affiliate may serve as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
  Master Limited Partnership ("MLP") Risk.    Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price.
  MLP Tax Risk.    A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would likely have a significant adverse impact on the value of an investment in the MLP.
  Non-Diversification Risk.    As a "non-diversified" mutual fund, the Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified mutual funds.
  Non-U.S. Securities Risk.    Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial report standards comparable to those in the Unites States. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Preferred Securities Risk.    Generally, preferred security holders have limited voting rights. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued). In the event an issuer of preferred securities experiences economic difficulties, the issuer's preferred securities may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer.
  Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Restricted Securities Risk.    The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may be significantly volatile.
  Rights or Warrants Risk.    Warrants may lack a liquid secondary market for resale. The prices of warrants may be volatile and fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. The failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund's interest in the issuing company.
  Risk of Investment in Other Pools.    If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
  Small-, Mid- and Micro-Cap Companies Risk.    The securities of small-, mid-, and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may be significantly volatile.
  Tax Status Risk.    The Fund's ability to invest in MLPs and related entities that are treated as QPTPs for federal income tax purposes is limited by the Fund's intent to qualify as a RIC. For these purposes, the Fund is limited to invest no more than 25% of the value of its total assets in securities of one or more QPTPs. The Fund intends to satisfy the requirements for qualification as a regulated investment company and to limit its investments in QPTPs accordingly. Certain IRS determinations could potentially jeopardize the Fund's ability to satisfy such requirements, potentially resulting in the imposition of corporate taxes on the Fund.
  U.S. Government Securities Risk.    Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.
		The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.    As a "non-diversified" mutual fund, the Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified mutual funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance shown in the bar chart and performance table below for all periods is the performance of the Fund’s performance predecessor. The Sub-Adviser has represented to the Fund that the predecessor fund was managed by the Sub-Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund and the Portfolio. However, the predecessor fund was not a registered investment company, so it was not subject to the same regulatory, investment and tax restrictions and requirements as the Fund and the Portfolio. If it had been, the predecessor fund’s performance might have been lower. The performance information in the bar chart has been adjusted to reflect the estimated fees and expenses of Class A shares of the Fund, which are greater than the actual fees and expenses incurred by the predecessor fund during the period shown and does not reflect any applicable sales charge. Sales charges are not reflected in the bar chart, if these amounts were reflected, returns would be less than those shown. The performance information in the table has been adjusted to reflect the estimated fees and expenses of Class A, Class C, Class I and Class K shares of the Fund shown above (after fee waiver and/or expense reimbursement), which are greater than the actual fees and expenses incurred by the predecessor fund during the periods shown and to reflect any applicable sales charge. The assets of its predecessor were contributed to the Fund on January 20, 2015. The performance information below represents historical returns of the Fund’s performance predecessor and is not necessarily an indication of how the Fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	SSGAFUNDS.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The performance information below represents historical returns of the Fund’s performance predecessor and is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter – June 30, 2014: 8.97% Worst Quarter – September 30, 2014: (2.39)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ending December 31, 2014
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information in the table has been adjusted to reflect the estimated fees and expenses of Class A, Class C, Class I and Class K shares of the Fund shown above (after fee waiver and/or expense reimbursement), which are greater than the actual fees and expenses incurred by the predecessor fund during the periods shown and to reflect any applicable sales charge.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For periods shown in the table, the State Street Clarion Global Infrastructure & MLP Composite Index is a blend of the Alerian MLP Index (15%) and the UBS Global 50/50 Infrastructure & Utilities Index (85%). Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as a mutual fund because the Fund’s predecessor was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.
State Street Clarion Global Infrastructure & MLP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[2],[5]
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	1,042
1 Year	rr_ExpenseExampleNoRedemptionYear01	684
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,042
2013	rr_AnnualReturn2013	19.41%
2014	rr_AnnualReturn2014	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.39%)
One Year	rr_AverageAnnualReturnYear01	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.40%	[2],[5]
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	773
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	773
One Year	rr_AverageAnnualReturnYear01	12.23%
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[2],[5]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	469
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	469
One Year	rr_AverageAnnualReturnYear01	14.35%
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2],[5]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	406
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
One Year	rr_AverageAnnualReturnYear01	14.58%
Since Inception	rr_AverageAnnualReturnSinceInception	14.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Fund | Return After Taxes on Sale or Redemption of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Fund | MSCI ACWI IMI Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Fund | State Street Clarion Global Infrastructure & MLP Composite Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Amounts reflect the total expenses of the Portfolio and the Fund.
[3]	Other expenses are based on estimates for the current fiscal year.
[4]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that the total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 1.20% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.
[5]	After Fee Waiver and/or Expense Reimbursement
[6]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.